Trade Notes and Accounts Receivable, Net	12 Months Ended
Dec. 31, 2019
Trade Notes and Accounts Receivable, Net
Trade Notes and Accounts Receivable, Net

7.Trade Notes and Accounts Receivable, Net

Trade notes and accounts receivable, net as of December 31, 2019 and 2018, consisted of:

	2019		2018
Non-interest bearing notes received from customers as deposits and advances mainly in connection with annual (“upfront basis”) and from time to time (“scatter basis”) prepayments (see Note 2 (p))	Ps.	4,188,293	Ps.	12,676,363
Trade accounts receivable		15,144,534		11,451,803
Loss allowance		(4,846,643)		(4,379,316)
	Ps.	14,486,184	Ps.	19,748,850

As of December 31, 2019 and 2018, the aging analysis of the trade notes and accounts receivable that were past due is as follows:

	2019		2018
1 to 90 days	Ps.	4,180,830	Ps.	4,104,913
91 to 180 days		1,182,634		1,291,493
More than 180 days		4,706,908		4,638,228

The carrying amounts of the Group’s trade notes and account receivables denominated in other than peso currencies are as follows:

	2019		2018
U.S. dollar	Ps.	3,610,639	Ps.	2,829,234
Other currencies		45,114		107,510
At December 31	Ps.	3,655,753	Ps.	2,936,744

Movements on the Group for loss allowance of trade notes and account receivables are as follows:

	2019		2018
At January 1	Ps.	(4,379,316)	Ps.	(3,657,079)
Impairment provision		(1,549,801)		(1,402,555)
Initial adoption of IFRS 9 (see Note 28)		—		(281,594)
Write-off of receivables		996,185		961,912
Reclassification to current assets to held for sale		86,289		—
At December 31	Ps.	(4,846,643)	Ps.	(4,379,316)

The maximum exposure to credit risk of the trade notes and accounts receivable as of December 31, 2019 and 2018 is the carrying value of each class of receivables mentioned above.